Prepaid expenses	12 Months Ended
Dec. 31, 2021
Prepaid expenses
Prepaid expenses

5.            Prepaid expenses

	December 31,	December 31,
	2021	2020
Solo deposit	$4,734,914	$1,295,044
Battery cell deposit	6,121,372	2,598,504
Battery deposit	100,207	50,285
Prepaid insurance	2,027,001	419,126
Prepaid rent and security deposit	444,976	102,620
Other prepaid expenses	999,647	573,571
	$14,428,117	$5,039,150